Condensed Balance Sheets (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2014 Parent Company USD ($)	Dec. 31, 2014 Parent Company CNY	Dec. 31, 2013 Parent Company USD ($)	Dec. 31, 2013 Parent Company CNY	Dec. 31, 2012 Parent Company CNY	Dec. 31, 2011 Parent Company CNY	Dec. 31, 2014 Class A Ordinary Shares Parent Company USD ($)	Dec. 31, 2014 Class A Ordinary Shares Parent Company CNY	Dec. 31, 2013 Class A Ordinary Shares Parent Company CNY	Dec. 31, 2014 Class B Ordinary Shares Parent Company USD ($)	Dec. 31, 2014 Class B Ordinary Shares Parent Company CNY	Dec. 31, 2013 Class B Ordinary Shares Parent Company CNY
Current assets
Cash	$ 103,861	644,415	$ 235,125	1,458,856	432,254	410,389	$ 627	3,891	$ 95,201	590,682	14,097	34,224
Restricted cash	26,053	161,649		193,020			16,117	100,000		190,000
Short-term investment	146,866	911,242		1,101,826			1,812	11,242		81,826
Prepaid expenses and other current assets	49,869	309,441		154,875			8,538	52,989		76,606
Amount due from a related party	8,843	54,867		67,498			3,945	24,476		24,387
Amount due from subsidiaries							334,988	2,078,468		1,672,335
Total current assets	462,012	2,866,620		3,600,584			366,027	2,271,066		2,635,836
Non-current assets
Restricted cash	19,569	121,415		219,056			0	0		100,000
Investments in subsidiaries							428,586	2,659,202		895,390
Amount due from a related party	15,875	98,500		0			11,282	70,000		0
Other non-current assets	19,576	121,461		37,760			4,497	27,900		26,116
Total non-current assets	1,091,701	6,773,561		2,530,978			444,365	2,757,102		1,021,506
Total assets	1,553,713	9,640,181		6,131,562			810,392	5,028,168		3,657,342
Current liabilities:
Accrued expenses and other payables	96,620	599,491		292,421			769	4,772		255
Interest payable	3,296	20,452		36,254			1,191	7,390		21,265
Amount due to related parties	52,671	326,804		147,699			43,240	268,290		99,944
Total current liabilities	481,756	2,989,115		1,061,358			45,200	280,452		121,464
Non-current liabilities
Amount due to related parties	45,245	280,728		78,321			45,245	280,728		78,321
Bonds payable	364,901	2,264,064		998,505			364,901	2,264,064		998,505
Total non-current liabilities	588,339	3,650,403		2,594,903			410,146	2,544,792		1,076,826
Total liabilities	1,070,095	6,639,518		3,656,261			455,346	2,825,244		1,198,290
Shareholders' equity:
Ordinary shares													3	23	22	1	3	4
Additional paid-in capital	680,951	4,225,029		3,944,764			663,577	4,117,232		3,836,967
Accumulated other comprehensive loss	(10,598)	(65,754)		(82,589)	(57,367)	(54,779)	(10,598)	(65,754)		(82,589)
Accumulated deficit	(289,297)	(1,794,975)		(1,429,410)			(263,500)	(1,634,915)		(1,286,435)
Treasury stock	(34,437)	(213,665)		(8,917)			(34,437)	(213,665)		(8,917)
Total 21Vianet Group, Inc. shareholders' equity	355,046	2,202,924		2,459,052			355,046	2,202,924		2,459,052
Total liabilities and shareholders' equity	$ 1,553,713	9,640,181		6,131,562			$ 810,392	5,028,168		3,657,342